Shareholders' Deficit - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 26, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Common stock, shares authorized		200,000,000
Common stock, par value	$ 0.0001
Common stock conversion basis	one-for-one basis	one-for-one basis
Warrants and rights outstanding term		5 years
Public Warrants [Member]
Class of Stock [Line Items]
Number of days after consummation of business combination within which the securities shall be registered	15 days	15 days
Number of days after which business combination within which securities registration shall be effective	60 days	60 days
Class of warrants or rights redemption price per unit	$ 0.01	$ 0.01
Minimum notice period to be given to the holders of warrants	30 days	30 days
Public Warrants [Member] | From The Completion Of The Initial Public Offering [Member]
Class of Stock [Line Items]
Period after which the warrants are exercisable	12 months	12 months
Public Warrants [Member] | From The Completion Of The Initial Business Combination [Member]
Class of Stock [Line Items]
Period after which the warrants are exercisable	30 days	30 days
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights	one vote	one vote
Temporary equity, shares outstanding	20,010,000	20,010,000	20,010,000
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by each warrant or right	1	1
Class of warrants or rights exercise price per share	$ 11.5	$ 11.5
Class of warrants or rights redemption price per unit	18	18
Share price	$ 18	$ 18
Number of trading days for determining the share price	20 days	20 days
Number of consecutive trading days for determining the share price	30 days	30 days
Class of warrants or rights warrants issued issue price per warrant	$ 9.2	$ 9.2
Proceeds from equity used for funding business combination as a percentage of the total	60.00%	60.00%
Number of consecutive trading days for determining volume weighted average price of shares	20 days	20 days
Common Class A [Member] | Public Warrants [Member] | Adjusted Exercise Price One [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price	115.00%	115.00%
Common Class A [Member] | Public Warrants [Member] | Adjusted Exercise Price Two [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price	180.00%	180.00%
Common Class A [Member] | Public Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Volume weighted average price of shares	$ 9.2	$ 9.2
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Percentage of shares outstanding	20.00%	20.00%
Common Class A [Member] | IPO [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Common stock conversion basis	Each Unit consists of one Class A ordinary shares and one-half of one redeemable warrant (“Public Warrant”).	Each Unit consists of one Class A ordinary shares and one-half of one redeemable warrant (“Public Warrant”).
Class of warrant or right, number of securities called by each warrant or right				1
Class of warrants or rights exercise price per share				$ 11.5
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	5,002,500	5,002,500	5,002,500
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights	one vote	one vote